UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York           May 15, 2009
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             67
                                            --------------------

Form 13F Information Table Value Total:          $910,419        (thousands)
                                            --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
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                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STEEL HOLDING CORP           COMMON           001547108  41,614   5,844,730  SH           SOLE            5,844,730
ALLERGAN INC.                   COMMON           018490102  47,433     993,150  SH           SOLE              993,150
AMERICAN TOWER CORP             CL A             029912201  22,363     734,908  SH           SOLE              734,908
ANADIGICS INC.                  COMMON           032515108     310     149,937  SH           SOLE              149,937
BANK OF AMERICA CORPORATION     COMMON           060505104   7,162   1,050,190  SH           SOLE            1,050,190
CAPITAL ONE FINL CORP           COMMON           14040H105   7,344     600,000  SH           SOLE              600,000
CHEMTURA CORP                   COMMON           163893100     373   7,862,963  SH           SOLE            7,862,963
CROWN HOLDINGS INC              COMMON           228368106   2,841     125,000  SH           SOLE              125,000
DANA HOLDING CORP               COMMON           235825205      21      44,993  SH           SOLE               44,993
EXXON MOBIL CORP                COMMON           30231G102     332       4,879  SH           SOLE                4,879
FREEPORT-MCMORAN COPPER  & GO   COMMON           35671D857   1,920      50,381  SH           SOLE               50,381
FRESENIUS KABI PHARMACEUTHLD    RIGHT 06/30/2011 35802M115     166     447,580  SH           SOLE              447,580
GENERAL ELEC CO                 COMMON           369604103     103      10,202  SH           SOLE               10,202
LAS VEGAS SANDS CORP            COMMON           517834107  18,349   6,096,153  SH           SOLE            6,096,153
LIBERTY MEDIA CORP NEW          INT COM SER A    53071M104  20,986   7,236,652  SH           SOLE            7,236,652
LIMITED BRANDS INC              COMMON           532716107   8,734   1,003,940  SH           SOLE            1,003,940
MARTIN MARIETTA MATERIALS INC   COMMON           573284106  33,336     420,380  SH           SOLE              420,380
MCGRAW HILL COS INC             COMMON           580645109   1,258      55,000  SH           SOLE               55,000
MICROSOFT CORP                  COMMON           594918104     144       7,843  SH           SOLE                7,843
NALCO HOLDING COMPANY           COMMON           62985Q101   2,303     176,200  SH           SOLE              176,200
NAVISTAR INTERNATIONAL CORP NEW COMMON           63934E108  46,454   1,388,352  SH           SOLE            1,388,352
PRINCIPAL FINANCIAL GROUP INC   COMMON           74251V102   6,968     851,800  SH           SOLE              851,800
SHIRE PLC                       SPONSORED ADR    82481R106   8,985     250,000  SH           SOLE              250,000
SINA CORP                       ORD              G81477104   6,191     266,300  SH           SOLE              266,300
SPDR GOLD TRUST                 GOLD SHS         78463V107   2,663      29,500  SH           SOLE               29,500
SPRINT NEXTEL CORP              COMMON SERIES 1  852061100  12,504   3,502,649  SH           SOLE            3,502,649
TYCO INTERNATIONAL LTD BERMUDA  SHS              G9143X208   4,010     205,000  SH           SOLE              205,000
US BANCORP DEL                  COMMON NEW       902973304  11,063     757,198  SH           SOLE              757,198
GRACE W R & CO DEL NEW          COMMON           38388F108   2,647     418,900  SH           SOLE              418,900
WALTER INDUSTRIES INC           COMMON           93317Q105  14,678     641,790  SH           SOLE              641,790
BERKLEY W R CORP                COMMON           084423102  25,917   1,149,301  SH           SOLE            1,149,301
ARROWHEAD RESEARCH              COMMON           042797100     291     519,030  SH           SOLE              519,030
GILAT SATELLITE NETWORKS LTD    SHS NEW          M51474118  24,718   8,121,651  SH           SOLE            8,121,651
MANITOWOC INC                   COMMON           563571108  10,284   3,145,000  SH           SOLE            3,145,000
RCN CORP                        COMMON NEW       749361200  31,899   8,621,283  SH           SOLE            8,621,283
SUN AMERICAN BANCORP            COMMON NEW       86664A202   1,240   1,305,700  SH           SOLE            1,305,700
LIBERTY MEDIA CORP NEW          ENT COM SER A    53071M500  73,085   3,663,392  SH           SOLE            3,663,392
ROHM & HAAS CO                  COMMON           775371107 129,893   1,647,547  SH           SOLE            1,647,547
CF INDUSTRIES HOLDINGS INC      COMMON           125269100  35,565     500,000  SH           SOLE              500,000
CITIGROUP INC                   COMMON           172967101  10,133   4,005,134  SH           SOLE            4,005,134
SCHERING PLOUGH CORP            COMMON           806605101  23,586   1,001,536  SH           SOLE            1,001,536
WYETH                           COMMON           983024100  90,341   2,099,004  SH           SOLE            2,099,004
EASYLINK SERVICES INTERNATIONAL
  CORP                          CL A             277858106   1,100     614,679  SH           SOLE              614,679
TECK COMINCO LTD                CL B             878742204  22,356   4,000,000  SH           SOLE            4,000,000
MYLAN INC                       PFD CONV         628530206   6,029       7,000  SH           SOLE                7,000
SPDR INDEX SHS FDS              PUT              78463X952     248          80  SH  PUT      SOLE                   80
CAPITAL ONE FINANCIAL CORP      CALL             14040H905   1,000       5,000  SH  CALL     SOLE                5,000
CITIGROUP INC                   CALL             172967901      94      15,590  SH  CALL     SOLE               15,590
SELECT SECTOR SPDR TR           CALL             81369Y905   6,144      38,000  SH  CALL     SOLE               38,000
SELECT SECTOR SPDR TR           CALL             81369Y909   1,056       6,000  SH  CALL     SOLE                6,000
HESS CORP                       CALL             42809H907   1,633       8,167  SH  CALL     SOLE                8,167
HOME DEPOT INC                  CALL             437076902   4,875      15,000  SH  CALL     SOLE               15,000
HSBC HOLDINGS PLC               CALL             404280906   1,650       5,000  SH  CALL     SOLE                5,000
LIMITED BRANDS INC              CALL             532716907     530      10,000  SH  CALL     SOLE               10,000
LOWES COS INC                   CALL             548661907   5,625      15,000  SH  CALL     SOLE               15,000
MARTIN MARIETTA MATLS INC       CALL             573284906   1,030       2,000  SH  CALL     SOLE                2,000
METLIFE INC                     CALL             59156R908   2,100       5,000  SH  CALL     SOLE                5,000
NII HOLDINGS INC                CALL             62913F901     422      11,250  SH  CALL     SOLE               11,250
PRUDENTIAL FINL INC             CALL             744320902     800       4,000  SH  CALL     SOLE                4,000
FREEPORT-MCMORAN COPPER & GO    PUT              35671D957     584       2,000  SH  PUT      SOLE                2,000
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118      98     122,372  SH           SOLE              122,372
SUN AMERICAN BANCORP            *W EXP 05/13/200 86664A111      13     650,050  SH           SOLE              650,050
MIRANT CORP NEW                 *W EXP 01/03/201 60467R126      13      12,480  SH           SOLE               12,480
ALPHA NATURAL RESOURCES INC     NOTE 2.375% 4/1  02076XAA0  25,997  38,417,000  PRN          SOLE           38,417,000
CIENA CORP                      NOTE 0.250% 5/0  171779AB7   1,770   3,000,000  PRN          SOLE            3,000,000
LAWSON SOFTWARE INC NEW         NOTE 2.500% 4/1  52078PAA0     964   1,213,000  PRN          SOLE            1,213,000
NII HLDGS INC                   NOTE 3.125% 6/1  62913FAJ1  34,079  49,750,000  PRN          SOLE           49,750,000
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